RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 49,339	$ 30,493	$ 100,269
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	44,117	27,090	87,005
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 5,222	$ 3,403	$ 13,264
MECOM Power And Construction Limited [Member] | Lawrence Yau Lung Ho [Member]
Related Party Transaction [Line Items]
Share percentage holding by Director			20.00%